UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2014



[OF LOGO USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
DECEMBER 31, 2014

                                                                      (Form N-Q)

48459-0215                                   (C)2015, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Co., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1   | USAA Tax Exempt Intermediate-Term Fund
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(NBGA)     Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA        Economic Development Authority
EDC        Economic Development Corp.
ETM        Escrowed to final maturity
IDA        Industrial Development Authority/Agency
IDC        Industrial Development Corp.
ISD        Independent School District
MTA        Metropolitan Transportation Authority
PRE        Prerefunded to a date prior to maturity
USD        Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
December 31, 2014 (unaudited)

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------

                FIXED-RATE INSTRUMENTS (81.6%)

                ALABAMA (0.6%)

$     16,340    Montgomery Medical Clinic Board                       4.75%            3/01/2026   $   16,655
       5,000    Private Colleges and Universities Facilities Auth.
                      (INS)                                           4.75             9/01/2026        5,077
                                                                                                   ----------
                                                                                                       21,732
                                                                                                   ----------

                ARIZONA (2.8%)

      20,310    Apache County IDA                                     4.50             3/01/2030       21,786
       6,000    Health Facilities Auth.                               5.00             2/01/2027        6,720
       2,500    Maricopa County Union High School District No.
                      210 (INS) (PRE)                                 4.50             7/01/2024        2,555
      15,000    Mohave County IDA                                     7.50             5/01/2019       17,278
       3,270    Phoenix Civic Improvement Corp. (INS)                 5.50             7/01/2024        4,058
       2,115    Phoenix Civic Improvement Corp. (INS)                 5.50             7/01/2025        2,640
       8,800    Phoenix IDA (e)                                       3.75             7/01/2024        8,935
      11,100    Phoenix IDA (e)                                       5.00             7/01/2034       11,747
       2,680    Pima County IDA                                       4.50             6/01/2030        2,874
       2,000    Pinal County IDA (INS)                                5.25            10/01/2020        2,075
       1,250    Pinal County IDA (INS)                                5.25            10/01/2022        1,285
       2,000    Pinal County IDA (INS)                                4.50            10/01/2025        2,020
       3,540    State (INS)                                           5.00            10/01/2019        4,102
       7,275    State (INS)                                           5.25            10/01/2020        8,412
       1,535    State Univ. (INS) (PRE)                               5.00             9/01/2024        1,547
       7,180    Univ. Medical Center Corp.                            5.00             7/01/2022        7,291
                                                                                                   ----------
                                                                                                      105,325
                                                                                                   ----------
                ARKANSAS (0.2%)

       3,125    Baxter County                                         5.00             9/01/2026        3,199
       4,000    Independence County (INS)                             4.90             7/01/2022        4,076
                                                                                                   ----------
                                                                                                        7,275
                                                                                                   ----------
                CALIFORNIA (10.8%)

         500    Anaheim Public Financing Auth.                        5.00             5/01/2028          580
         500    Anaheim Public Financing Auth.                        5.00             5/01/2029          578
       1,000    Anaheim Public Financing Auth.                        5.00             5/01/2030        1,154
       1,510    Cerritos Community College District                   5.02(a)          8/01/2025        1,092
       1,000    Cerritos Community College District                   5.24(a)          8/01/2027          665
       1,000    Cerritos Community College District                   5.41(a)          8/01/2028          628
      10,000    Chabot-Las Positas Community College District
                      (INS)                                           4.85(a)          8/01/2022        7,369
       5,000    Chabot-Las Positas Community College District
                      (INS)                                           4.88(a)          8/01/2023        3,505
       5,000    City and County of San Francisco Airport
                      Commission                                      5.25             5/01/2022        5,844
       7,000    City and County of San Francisco Airport
                      Commission                                      5.25             5/01/2023        8,164
       5,000    City and County of San Francisco Airport
                      Commission                                      4.90             5/01/2029        5,749

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3  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      2,000    Coronado Community Dev. Agency (INS)                  5.00%            9/01/2024   $    2,061
       6,810    El Camino Community College District                  4.25(a)          8/01/2026        4,775
       7,665    El Camino Community College District                  4.42(a)          8/01/2027        5,145
       5,500    El Camino Community College District                  4.58(a)          8/01/2028        3,526
      46,605    Golden State Tobacco Securitization Corp. (INS)       4.17(a)          6/01/2025       34,288
       2,475    Health Facilities Financing Auth. (PRE)               5.13             7/01/2022        2,536
       2,000    Health Facilities Financing Auth.                     5.00             8/15/2027        2,296
       5,000    Health Facilities Financing Auth.                     5.25             8/15/2031        5,760
       1,000    Irvine City                                           5.00             9/02/2029        1,124
       5,000    Irvine USD Special Tax District (INS)                 5.25             9/01/2019        5,771
       2,500    Irvine USD Special Tax District (INS)                 4.50             9/01/2020        2,778
       6,745    Kern County Board of Education (INS)                  5.00             6/01/2026        7,051
       1,300    Los Angeles County                                    5.00             3/01/2023        1,568
      20,000    Los Angeles Department of Water and Power
                      (INS) (PRE)                                     4.75             7/01/2025       20,461
       6,400    Public Works Board                                    5.50             4/01/2021        7,529
       6,755    Public Works Board                                    5.60             4/01/2022        7,951
       3,000    Public Works Board                                    5.13             3/01/2023        3,486
       3,130    Public Works Board                                    5.75             4/01/2023        3,689
       1,185    Public Works Board                                    5.00            11/01/2023        1,425
       2,500    Public Works Board                                    5.25             3/01/2024        2,921
       2,000    Public Works Board                                    5.00            11/01/2024        2,402
       1,250    Public Works Board                                    5.00             3/01/2025        1,484
       2,000    Public Works Board                                    5.38             3/01/2025        2,340
       1,365    Public Works Board                                    5.00             3/01/2026        1,608
      10,000    Public Works Board                                    5.00             4/01/2028       11,673
       7,000    Public Works Board                                    5.00            11/01/2028        8,257
       5,000    Public Works Board                                    5.00             4/01/2029        5,829
      11,465    Public Works Board                                    5.00            10/01/2031       13,566
       1,430    Sacramento Financing Auth. (INS)                      5.00            12/01/2024        1,487
      15,265    Sacramento Municipal Utility District Financing
                      Auth. (INS)                                     4.75             7/01/2024       16,150
      10,000    Sacramento Municipal Utility District Financing
                       Auth.                                          5.13             7/01/2029       10,556
       4,720    Salinas Union High School District (INS)              4.37(a)          6/01/2016        4,660
       2,000    Salinas Union High School District (INS)              4.37(a)         10/01/2016        1,965
       3,525    San Bernardino County Redevelopment Agency
                      (INS)                                           5.00             9/01/2025        3,558
       2,395    San Diego USD (INS)                                   4.50             7/01/2025        2,553
       3,000    San Jose USD (INS) (PRE)                              4.50             6/01/2024        3,232
       7,065    Santa Clara County Financing Auth. (INS)              4.75             5/15/2023        7,468
       7,400    Santa Clara County Financing Auth. (INS)              4.75             5/15/2024        7,819
       7,750    Santa Clara County Financing Auth. (INS)              4.75             5/15/2025        8,184
       2,500    Solano Community College District (INS)               4.85(a)          8/01/2023        1,703
       4,735    Solano Community College District (INS)               4.88(a)          8/01/2024        3,053
       4,035    South Orange County Public Financing Auth.
                      (INS)                                           5.00             8/15/2022        4,107
       4,920    South Orange County Public Financing Auth.
                      (INS)                                           5.00             8/15/2025        4,995
      20,000    State                                                 5.25            10/01/2022       23,652
      27,445    State                                                 5.75             4/01/2027       32,761
      10,000    State Univ.                                           5.00            11/01/2029       12,162
       3,120    Statewide Communities Dev. Auth.                      5.00             5/15/2021        3,239
       3,275    Statewide Communities Dev. Auth.                      5.00             5/15/2022        3,384
       3,440    Statewide Communities Dev. Auth.                      5.00             5/15/2023        3,567
       3,610    Statewide Communities Dev. Auth.                      5.00             5/15/2024        3,735
       3,795    Statewide Communities Dev. Auth.                      5.00             5/15/2025        3,921
       1,000    Statewide Communities Dev. Auth.                      5.13             5/15/2031        1,127
      10,085    Tobacco Securitization Auth.                          4.75             6/01/2025       10,051
       3,470    Tuolumne Wind Project Auth.                           5.00             1/01/2022        3,935
      10,000    Upland City                                           6.00             1/01/2026       11,666
       2,000    Washington Township Health Care District              5.75             7/01/2024        2,306
       3,500    Washington Township Health Care District              5.00             7/01/2025        3,793
                                                                                                   ----------
                                                                                                      409,417
                                                                                                   ----------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                COLORADO (2.8%)

$      5,000    Adams and Arapahoe Counties Joint School
                    District No. 28J                                  3.20%(a)        12/01/2022   $    4,248
       4,500    Adams County (INS)                                    4.38             9/01/2017        4,616
      30,955    Denver Health and Hospital Auth.                      4.75            12/01/2027       31,706
       1,000    Health Facilities Auth.                               5.25             6/01/2023        1,047
       2,750    Health Facilities Auth.                               5.00             6/01/2028        3,015
      10,000    Regional Transportation District                      5.00             6/01/2025       11,333
       7,585    Regional Transportation District                      5.00             6/01/2029        8,770
      14,175    Regional Transportation District                      5.00             6/01/2030       16,332
      15,005    Regional Transportation District                      5.00             6/01/2031       17,288
       9,045    State (INS) (PRE)                                     5.00            11/01/2023        9,409
                                                                                                   ----------
                                                                                                      107,764
                                                                                                   ----------

                CONNECTICUT (0.3%)

      10,000    Health and Educational Facilities Auth.               5.00             7/01/2034       11,281
       6,571    Mashantucket (Western) Pequot Tribe, acquired
                    7/01/2013-9/30/2014; cost $3,943 (b),(c)          7.03(d)          7/01/2031          895
                                                                                                   ----------
                                                                                                       12,176
                                                                                                   ----------

                DISTRICT OF COLUMBIA (0.9%)

         375    District of Columbia                                  5.00             7/01/2023          436
       7,000    District of Columbia (INS) (PRE)                      5.00             1/01/2025        7,331
       3,870    District of Columbia                                  5.63            10/01/2025        4,354
       5,000    District of Columbia                                  5.75            10/01/2026        5,651
       7,930    District of Columbia (INS)                            4.75             5/01/2027        6,398
       6,000    District of Columbia                                  5.75            10/01/2027        6,779
       1,280    District of Columbia                                  6.00             7/01/2033        1,515
                                                                                                   ----------
                                                                                                       32,464
                                                                                                   ----------

                FLORIDA (8.8%)

       5,165    Brevard County School Board (INS) (PRE)               5.00             7/01/2025        5,410
       2,500    Broward County Airport System                         5.00            10/01/2024        2,857
       6,500    Broward County School Board (INS)                     5.00             7/01/2023        6,923
       4,000    Broward County School Board (INS)                     5.00             7/01/2024        4,258
       3,710    Broward County School Board (INS)                     5.00             7/01/2025        3,793
       3,270    Flagler County School Board (INS) (PRE)               5.00             8/01/2025        3,363
       8,000    Hillsborough County IDA                               5.65             5/15/2018        9,067
       4,250    Indian River County School Board (INS) (PRE)          5.00             7/01/2024        4,353
       3,500    Jacksonville                                          5.00            10/01/2028        4,040
       5,000    JEA St. Johns River Power Park (INS)                  5.00            10/01/2020        5,060
       1,250    Lake County School Board (INS)                        5.00             6/01/2029        1,457
       2,225    Lake County School Board (INS)                        5.00             6/01/2030        2,583
       2,500    Lee County                                            5.00            10/01/2023        2,978
       2,700    Lee County                                            5.00            10/01/2024        3,245
       7,245    Lee County IDA                                        5.00            10/01/2028        7,669
      10,535    Lee County School Board (INS) (PRE)                   5.00             8/01/2027       10,834
       6,465    Lee County School Board (INS) (PRE)                   5.00             8/01/2028        6,648
       3,750    Lee County School Board                               5.00             8/01/2028        4,441
       6,560    Miami Beach City Health Facilities Auth.              5.00            11/15/2029        7,332
       7,500    Miami-Dade County                                     3.75            12/01/2018        8,111
       1,670    Miami-Dade County (INS) (PRE)                         5.00             4/01/2022        1,690
       2,805    Miami-Dade County (INS) (PRE)                         5.00             4/01/2023        2,839
       8,375    Miami-Dade County (INS) (PRE)                         4.75            11/01/2023        9,010
       2,345    Miami-Dade County (INS)                               5.00            10/01/2024        2,567
       9,830    Miami-Dade County (INS) (PRE)                         4.75            11/01/2024       10,575
       2,000    Miami-Dade County                                     5.00            10/01/2025        2,330
       3,670    Miami-Dade County (INS)                               5.00            10/01/2025        4,017
       2,500    Miami-Dade County (INS)                               5.00            10/01/2026        2,737
       6,440    Miami-Dade County                                     5.00            10/01/2026        7,388
       7,000    Miami-Dade County                                     5.00            10/01/2027        8,031

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5  | USAA Tax Exempt Intermediate-Term Fund
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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$     10,000    Miami-Dade County Expressway Auth.                    5.00%            7/01/2028   $   11,417
       7,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2029        7,972
       1,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2029        1,168
       1,610    Miami-Dade County Expressway Auth.                    5.00             7/01/2030        1,874
       2,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2030        2,344
       1,255    Miami-Dade County Expressway Auth.                    5.00             7/01/2031        1,454
       2,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2031        2,337
       2,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2032        2,308
       2,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2033        2,301
       2,000    Miami-Dade County Expressway Auth.                    5.00             7/01/2034        2,289
       4,750    Miami-Dade County Health Facilities Auth.             5.00             8/01/2027        5,368
       4,950    Miami-Dade County Health Facilities Auth.             5.00             8/01/2028        5,574
       5,250    Miami-Dade County Health Facilities Auth.             5.00             8/01/2029        5,842
       3,500    Miami-Dade County Health Facilities Auth.             5.00             8/01/2030        3,892
       5,780    Miami-Dade County Health Facilities Auth.             5.00             8/01/2031        6,422
      10,000    Miami-Dade County School Board (INS)                  5.00             2/01/2024       10,890
      12,000    Miami-Dade County School Board (INS)                  5.25             5/01/2025       13,401
      12,000    Orange County Health Facility Auth.                   5.25            10/01/2022       13,709
       5,000    Orange County Health Facility Auth.                   5.38            10/01/2023        5,710
       3,055    Osceola County School Board                           5.00             6/01/2028        3,459
       7,595    Palm Beach County Health Facilities Auth.             5.00            11/15/2023        8,461
         650    Palm Beach County School Board (INS)                  5.00             8/01/2022          668
       1,995    Pinellas County Educational Facilities Auth.          5.00            10/01/2021        2,291
       1,080    Pinellas County Educational Facilities Auth.          4.00            10/01/2022        1,154
       1,415    Pinellas County Educational Facilities Auth.          4.00            10/01/2023        1,496
       2,045    Pinellas County Educational Facilities Auth.          5.38            10/01/2026        2,304
       1,895    Pinellas County Educational Facilities Auth.          5.00            10/01/2027        2,103
       2,615    Pinellas County Educational Facilities Auth.          6.50            10/01/2031        3,121
       7,370    Saint Lucie County (INS)                              5.00            10/01/2028        8,378
       2,045    Saint Lucie County School Board                       5.00             7/01/2025        2,368
       1,500    Saint Lucie County School Board                       5.00             7/01/2026        1,728
       3,195    Southeast Overtown/Park West Community
                     Redevelopment Agency (e)                         5.00             3/01/2030        3,568
       8,970    Sunshine State Governmental Financing
                     Commission                                       5.00             9/01/2019       10,294
       5,525    Sunshine State Governmental Financing
                     Commission                                       5.00             9/01/2020        6,440
       1,055    Sunshine State Governmental Financing
                     Commission (INS)                                 5.00             9/01/2021        1,244
       4,585    Volusia County School Board (INS) (PRE)               5.00             8/01/2022        4,713
       4,920    Volusia County School Board (INS) (PRE)               5.00             8/01/2023        5,057
       5,165    Volusia County School Board (INS) (PRE)               5.00             8/01/2024        5,309
                                                                                                   ----------
                                                                                                      336,034
                                                                                                   ----------
                GEORGIA (0.6%)

      10,000    Burke County Dev. Auth.                               7.00             1/01/2023       11,532
       4,000    Glynn-Brunswick Memorial Hospital Auth.               5.25             8/01/2023        4,464
       3,000    Private Colleges and Universities Auth.               5.25            10/01/2027        3,358
       2,000    Private Colleges and Universities Auth.               5.25            10/01/2027        2,270
                                                                                                   ----------
                                                                                                       21,624
                                                                                                   ----------
                GUAM (0.4%)

       1,000    Power Auth.                                           5.00            10/01/2027        1,169
       1,000    Power Auth.                                           5.00            10/01/2029        1,135
       1,000    Power Auth.                                           5.00            10/01/2030        1,159
       1,000    Power Auth.                                           5.00            10/01/2030        1,134
         695    Power Auth.                                           5.00            10/01/2031          787
       1,000    Power Auth. (INS)                                     5.00            10/01/2032        1,182
         750    Waterworks Auth.                                      5.00             7/01/2023          861
         600    Waterworks Auth.                                      5.00             7/01/2024          690
         750    Waterworks Auth.                                      5.00             7/01/2025          855
       1,000    Waterworks Auth.                                      5.00             7/01/2028        1,127
       1,000    Waterworks Auth.                                      5.00             7/01/2029        1,122

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      3,000    Waterworks Auth.                                      5.25%            7/01/2033   $    3,420
                                                                                                   ----------
                                                                                                       14,641
                                                                                                   ----------
                ILLINOIS (9.2%)

         775    Bedford Park Village                                  4.60            12/01/2017          791
       3,240    Bedford Park Village                                  4.80            12/01/2020        3,305
       3,085    Bedford Park Village                                  4.90            12/01/2023        3,133
       3,596    Chicago                                               6.63            12/01/2022        3,613
      30,000    Chicago (INS)                                         4.45(a)          1/01/2023       22,077
       1,000    Chicago                                               5.00             1/01/2031        1,140
       2,000    Chicago                                               5.00            11/01/2031        2,303
       1,000    Chicago                                               5.00             1/01/2032        1,137
       2,000    Chicago                                               5.00            11/01/2033        2,277
       6,525    Chicago Midway Airport                                5.00             1/01/2027        7,510
      11,750    Chicago Midway Airport                                5.00             1/01/2029       13,546
       5,175    Chicago Midway Airport                                5.00             1/01/2030        5,944
       8,910    Chicago Midway Airport                                5.00             1/01/2031       10,197
       6,000    Chicago Midway Airport                                5.00             1/01/2032        6,846
       1,635    Chicago Midway Airport                                5.25             1/01/2033        1,869
       7,000    Chicago-O'Hare International Airport (INS)            5.00             1/01/2021        7,313
      10,000    Chicago-O'Hare International Airport (INS)            5.00             1/01/2022       10,444
       9,000    Chicago-O'Hare International Airport                  5.25             1/01/2024       10,314
       3,620    Chicago-O'Hare International Airport (INS)            5.00             1/01/2028        4,172
       1,500    Chicago-O'Hare International Airport (INS)            5.00             1/01/2029        1,724
      13,480    Chicago-O'Hare International Airport                  5.25             1/01/2029       15,743
       2,150    Chicago-O'Hare International Airport (INS)            5.13             1/01/2030        2,483
       2,370    Finance Auth.                                         5.50             5/01/2017        2,560
       4,340    Finance Auth.                                         5.75             5/01/2018        4,825
       2,080    Finance Auth.                                         5.00             2/15/2020        2,365
       1,710    Finance Auth.                                         5.00             2/15/2022        1,884
         750    Finance Auth.                                         5.25             4/01/2022          777
       2,000    Finance Auth.                                         5.00             4/01/2023        2,019
       3,400    Finance Auth. (INS)                                   5.00            11/01/2023        3,752
      14,935    Finance Auth. (INS)                                   5.00            11/15/2023       14,968
       7,140    Finance Auth.                                         5.13             2/15/2025        7,760
       4,165    Finance Auth.                                         5.00             4/01/2025        4,192
       8,210    Finance Auth.                                         4.50             5/15/2025        8,780
       7,665    Finance Auth.                                         5.38             8/15/2026        8,700
       8,000    Finance Auth.                                         4.50            11/15/2026        8,178
       1,750    Finance Auth.                                         5.40             4/01/2027        1,808
       8,250    Finance Auth.                                         5.50             7/01/2028        9,586
      20,000    Finance Auth.                                         3.90             3/01/2030       20,764
       3,385    Finance Auth.                                         5.00             9/01/2034        3,651
         315    Housing Dev. Auth.                                    4.55             7/01/2021          321
         365    Housing Dev. Auth.                                    4.60             7/01/2023          370
       3,495    Lake County Community Unit School District
                     (INS) (ETM)                                      5.13(a)         12/01/2016        3,459
       4,555    Lake County Community Unit School District
                     (INS)                                            5.13(a)         12/01/2016        4,431
       2,500    Metropolitan Pier and Exposition Auth. (INS)          5.20             6/15/2017        2,760
       2,500    Metropolitan Pier and Exposition Auth. (INS)          5.30             6/15/2018        2,760
       4,000    Metropolitan Pier and Exposition Auth. (INS)          5.40             6/15/2019        4,397
       5,000    Metropolitan Pier and Exposition Auth. (INS)          5.70(a)          6/15/2026        3,297
       2,000    Northeastern Illinois Univ.                           4.75            10/01/2025        2,029
       7,095    Railsplitter Tobacco Settlement Auth.                 5.00             6/01/2018        7,927
      10,000    Railsplitter Tobacco Settlement Auth.                 5.50             6/01/2023       11,756
       3,000    Sports Facilities Auth. (INS)                         5.25             6/15/2030        3,468
       5,000    Sports Facilities Auth. (INS)                         5.25             6/15/2031        5,753
       5,000    Sports Facilities Auth. (INS)                         5.25             6/15/2032        5,732
       3,700    Springfield School District No. 186 (INS)             5.00             2/01/2024        4,313
       7,200    Springfield School District No. 186 (INS)             5.00             2/01/2025        8,281
       4,215    Springfield School District No. 186 (INS)             5.00             2/01/2026        4,823
       5,000    State (INS)                                           5.00             1/01/2021        5,565
      10,000    State (INS)                                           5.00             4/01/2029       10,987

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$     14,070    Will County Forest Preserve District (INS)            5.40%(a)        12/01/2017   $   13,653
                                                                                                   ----------
                                                                                                      350,532
                                                                                                   ----------
                INDIANA (1.6%)

       1,470    Finance Auth.                                         5.00             5/01/2024        1,726
      20,000    Finance Auth. (INS)                                   4.55            12/01/2024       20,589
       1,200    Finance Auth.                                         5.00             5/01/2027        1,371
       1,900    Finance Auth.                                         5.00            10/01/2027        2,080
      10,500    Finance Auth.                                         5.00             6/01/2032       11,265
       4,000    Health and Educational Facility Financing Auth.       5.00             2/15/2021        4,197
       8,375    Health and Educational Facility Financing Auth.       5.00             2/15/2022        8,786
       3,000    Jasper County (INS)                                   5.85             4/01/2019        3,393
       6,000    Rockport (INS)                                        4.63             6/01/2025        6,385
       6,181    St. Joseph County, acquired 12/17/1998; cost
                      $6,119 (b),(f)                                  5.75             2/15/2019          509
       1,500    Vanderburgh County Redevelopment District
                      (PRE)                                           5.00             2/01/2026        1,609
                                                                                                   ----------
                                                                                                       61,910
                                                                                                   ----------
                IOWA (0.7%)

       1,325    Finance Auth. (INS)                                   5.00            12/01/2021        1,352
       1,390    Finance Auth. (INS)                                   5.00            12/01/2022        1,412
       5,000    Finance Auth.                                         5.50            12/01/2022        5,289
       1,460    Finance Auth. (INS)                                   5.00            12/01/2023        1,483
       1,535    Finance Auth. (INS)                                   5.00            12/01/2024        1,556
       1,610    Finance Auth. (INS)                                   5.00            12/01/2025        1,632
       1,690    Finance Auth. (INS)                                   5.00            12/01/2026        1,711
       2,475    Waterloo Community School District                    5.00             7/01/2024        2,790
       2,775    Waterloo Community School District                    5.00             7/01/2025        3,115
       4,510    Waterloo Community School District                    5.00             7/01/2027        4,941
                                                                                                   ----------
                                                                                                       25,281
                                                                                                   ----------
                KANSAS (0.1%)

       5,555    Wyandotte County                                      6.07(a)          6/01/2021        3,976
                                                                                                   ----------
                KENTUCKY (0.9%)

       6,130    Economic Dev. Finance Auth.                           4.05(a)         10/01/2024        4,382
       7,500    Economic Dev. Finance Auth. (INS)                     5.75            12/01/2028        8,110
       3,830    Louisville/Jefferson County Metro Government          5.00            12/01/2022        4,500
       2,760    Louisville/Jefferson County Metro Government          5.00            12/01/2023        3,208
       7,160    Louisville/Jefferson County Metro Government          5.00            12/01/2024        8,263
       3,725    Pikeville City Hospital Improvement                   5.75             3/01/2026        4,230
                                                                                                   ----------
                                                                                                       32,693
                                                                                                   ----------
                LOUISIANA (1.9%)

       2,750    Jefferson Parish Hospital District No. 1 (INS)        5.50             1/01/2026        3,090
       3,000    Jefferson Parish Hospital District No. 1 (INS)        5.38             1/01/2031        3,311
       3,750    Local Government Environmental Facilities and
                      Community Dev. Auth.                            6.50             8/01/2029        4,489
      20,000    Public Facilities Auth.                               5.00             9/01/2028       20,498
       5,330    Shreveport (INS)                                      5.00            12/01/2031        6,167
       5,125    Shreveport (INS)                                      5.00            12/01/2032        5,910
       2,440    Terrebonne Parish Hospital Service District No.1      5.00             4/01/2022        2,711
       2,570    Terrebonne Parish Hospital Service District No.1      5.00             4/01/2023        2,834
       2,000    Terrebonne Parish Hospital Service District No.1      4.65             4/01/2024        2,148
       4,250    Terrebonne Parish Hospital Service District No.1      5.00             4/01/2028        4,619
       5,000    Tobacco Settlement Financing Corp.                    5.00             5/15/2023        5,902

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$     10,000    Tobacco Settlement Financing Corp.                    5.25%            5/15/2031   $   11,030
                                                                                                   ----------
                                                                                                       72,709
                                                                                                   ----------
                MAINE (0.5%)

       1,635    Health and Higher Educational Facilities Auth.        5.00             7/01/2024        1,880
       1,000    Health and Higher Educational Facilities Auth.        5.00             7/01/2026        1,131
      11,500    Health and Higher Educational Facilities Auth.        6.00             7/01/2026       13,016
       1,000    Health and Higher Educational Facilities Auth.        5.00             7/01/2027        1,120
                                                                                                   ----------
                                                                                                       17,147
                                                                                                   ----------
                MARYLAND (0.2%)

         510    Community Dev. Administration                         5.88             7/01/2016          512
       2,500    EDC                                                   6.20             9/01/2022        2,974
       5,000    Health and Higher Educational Facilities Auth.        6.00             1/01/2028        5,516
                                                                                                   ----------
                                                                                                        9,002
                                                                                                   ----------
                MASSACHUSETTS (1.0%)

         640    Dev. Finance Agency                                   5.00             7/01/2020          711
       1,480    Dev. Finance Agency                                   5.00             7/01/2022        1,663
       4,500    Dev. Finance Agency                                   6.25             1/01/2027        5,298
       1,720    Dev. Finance Agency                                   5.00             7/01/2027        1,851
       2,000    Dev. Finance Agency                                   5.00             7/01/2030        2,162
       3,110    Health and Educational Facilities Auth.               5.00             7/01/2019        3,435
       9,000    Health and Educational Facilities Auth.               6.00             7/01/2024       10,568
       4,000    Health and Educational Facilities Auth.               5.00             7/15/2027        4,174
       5,545    Massachusetts Bay Transportation Auth.                4.60(a)          7/01/2022        4,221
       5,000    Massachusetts Bay Transportation Auth.                4.70(a)          7/01/2024        3,426
       1,600    Massachusetts Bay Transportation Auth.                4.73(a)          7/01/2025        1,035
         110    Water Pollution Abatement Trust                       4.75             8/01/2025          113
                                                                                                   ----------
                                                                                                       38,657
                                                                                                   ----------
                MICHIGAN (1.4%)

      18,000    Building Auth. (INS)                                  4.81(a)         10/15/2022       12,933
       3,000    Building Auth.                                        5.00            10/15/2029        3,512
      10,000    Grand Traverse County Hospital Finance Auth.          5.00             7/01/2029       11,024
       2,675    Hospital Finance Auth.                                5.00            11/15/2019        2,863
       3,400    Hospital Finance Auth.                                5.00            11/15/2022        3,598
      12,000    Kent Hospital Finance Auth.                           5.00            11/15/2029       13,484
       3,000    State Trunk Line Fund                                 5.00            11/01/2019        3,503
       2,000    State Trunk Line Fund                                 5.00            11/01/2020        2,328
                                                                                                   ----------
                                                                                                       53,245
                                                                                                   ----------
                MINNESOTA (0.6%)

       1,080    Chippewa County                                       5.38             3/01/2022        1,140
       5,120    Chippewa County                                       5.50             3/01/2027        5,374
       2,500    Higher Education Facilities Auth.                     4.50            10/01/2027        2,635
       3,000    Municipal Power Agency (PRE)                          4.38            10/01/2025        3,095
       7,680    St. Paul Housing and Redevelopment Auth.              5.15            11/15/2020        7,871
       3,500    St. Paul Housing and Redevelopment Auth.              5.25             5/15/2026        3,683
                                                                                                   ----------
                                                                                                       23,798
                                                                                                   ----------
                MISSISSIPPI (0.3%)

       2,000    Dev. Bank                                             5.00             4/01/2028        2,271
       7,000    Dev. Bank (INS)                                       5.00             9/01/2030        8,058
       1,650    Hospital Equipment and Facilities Auth.               5.00            12/01/2016        1,745
       1,000    Hospital Equipment and Facilities Auth.               5.25            12/01/2021        1,052
                                                                                                   ----------
                                                                                                       13,126
                                                                                                   ----------

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                MISSOURI (1.2%)

$      1,780    Cape Girardeau County Health Care Facilities
                     IDA                                              5.00%            6/01/2025   $    2,063
       2,555    Cape Girardeau County Health Care Facilities
                     IDA                                              5.00             6/01/2027        2,920
      17,545    Cape Girardeau County Health Care Facilities
                     IDA                                              5.00             6/01/2027       17,933
       1,000    Cass County                                           5.00             5/01/2022        1,019
       3,315    Cass County                                           5.38             5/01/2022        3,401
       2,000    Cass County                                           5.50             5/01/2027        2,045
       2,000    Dev. Finance Board                                    4.75             6/01/2025        2,031
       2,310    Health and Educational Facilities Auth.               5.00             5/01/2030        2,540
       2,350    Health and Educational Facilities Auth.               5.25             5/01/2033        2,613
       1,760    Riverside IDA (INS)                                   5.00             5/01/2020        1,866
       1,380    Saint Louis County IDA                                5.00             9/01/2023        1,477
       2,750    Saint Louis County IDA                                5.50             9/01/2033        3,064
       1,330    St. Joseph IDA                                        5.00             4/01/2027        1,426
                                                                                                   ----------
                                                                                                       44,398
                                                                                                   ----------
                MONTANA (0.4%)

       6,500    Forsyth (INS)                                         4.65             8/01/2023        6,885
       8,500    Forsyth                                               3.90             3/01/2031        8,779
                                                                                                   ----------
                                                                                                       15,664
                                                                                                   ----------
                NEVADA (1.6%)

       2,865    Clark County                                          5.00             5/15/2020        3,029
      20,470    Clark County                                          5.00             7/01/2032       23,658
      10,845    Clark County                                          5.00             7/01/2033       12,505
      18,000    Humboldt County                                       5.15            12/01/2024       20,348
                                                                                                   ----------
                                                                                                       59,540
                                                                                                   ----------
                NEW JERSEY (3.5%)

       1,000    Casino Reinvestment Dev. Auth. (INS)                  5.00            11/01/2029        1,122
       1,000    Casino Reinvestment Dev. Auth. (INS)                  5.00            11/01/2030        1,114
      10,000    EDA                                                   5.25             9/01/2019       11,393
       5,000    EDA (INS)                                             5.00             7/01/2022        5,076
      10,000    EDA                                                   5.25             9/01/2022       11,404
       3,500    EDA                                                   4.45             6/01/2023        3,832
       8,830    EDA (PRE)                                             5.25             9/01/2023        9,131
      10,000    EDA (INS)                                             5.00             6/15/2025       11,720
       2,500    EDA                                                   5.00             6/15/2026        2,786
       4,535    Essex County Improvement Auth. (INS)                  6.00            11/01/2025        5,239
         500    South Jersey Transportation Auth.                     5.00            11/01/2030          560
         750    South Jersey Transportation Auth.                     5.00            11/01/2031          835
       1,085    South Jersey Transportation Auth.                     5.00            11/01/2034        1,195
      20,000    State Turnpike Auth.                                  5.00             1/01/2021       22,712
      10,000    State Turnpike Auth.                                  5.00             1/01/2034       11,531
       5,000    Tobacco Settlement Financing Corp.                    5.00             6/01/2017        5,469
       2,000    Transportation Trust Fund Auth. (PRE)                 5.25            12/15/2017        2,096
       5,000    Transportation Trust Fund Auth. (INS)                 5.25            12/15/2022        5,896
       5,580    Transportation Trust Fund Auth.                       5.00            12/15/2023        6,398
      20,000    Transportation Trust Fund Auth.                       4.47(a)         12/15/2025       12,937
                                                                                                   ----------
                                                                                                      132,446
                                                                                                   ----------
                NEW MEXICO (0.9%)

      20,000    Farmington Pollution Control                          4.70             5/01/2024       21,520
       4,005    Jicarilla Apache Nation (e)                           5.00             9/01/2018        4,006
       3,250    Jicarilla Apache Nation (e)                           5.50             9/01/2023        3,250
       4,000    Sandoval County (PRE)                                 4.38             6/01/2020        4,070
                                                                                                   ----------
                                                                                                       32,846
                                                                                                   ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                NEW YORK (6.2%)

$      2,500    Albany IDA                                            5.75%           11/15/2022   $    2,810
       3,700    Chautauqua Tobacco Asset Securitization Corp.         5.00             6/01/2034        3,940
       4,000    Dormitory Auth.                                       5.20             2/15/2016        4,016
       4,760    Dormitory Auth.                                       5.30             2/15/2017        4,780
      12,560    Dormitory Auth. (ETM)                                 5.30             2/15/2019       14,013
       5,000    Dormitory Auth.                                       5.00             7/01/2020        5,408
      24,935    Dormitory Auth.                                       5.00             7/01/2022       26,906
         750    Dormitory Auth.                                       5.00             5/01/2023          858
         750    Dormitory Auth.                                       5.00             5/01/2024          853
       1,200    Dormitory Auth.                                       5.00             5/01/2025        1,356
       1,000    Dormitory Auth.                                       5.00             5/01/2026        1,123
       1,000    Dormitory Auth. (INS)                                 5.00            10/01/2027        1,213
       1,000    Dormitory Auth. (INS)                                 5.00            10/01/2028        1,197
       1,300    Dormitory Auth. (INS)                                 5.00            10/01/2029        1,547
       2,500    Dutchess County IDA                                   4.50             8/01/2026        2,519
         960    East Rochester Housing Auth. (NBGA)                   4.63             2/15/2017          963
       2,000    Erie County IDA                                       5.00             5/01/2028        2,370
      17,075    Long Island Power Auth.                               5.00             4/01/2023       18,919
       5,000    Monroe County IDC (NBGA)                              5.75             8/15/2030        5,972
      10,000    MTA                                                   6.25            11/15/2023       11,978
      16,565    MTA                                                   5.00            11/15/2024       17,951
       2,500    MTA (INS)                                             5.00            11/15/2024        2,771
       6,800    MTA                                                   5.00            11/15/2024        7,571
          45    New York City                                         5.63             8/01/2015           45
          70    New York City                                         5.75             8/01/2016           70
       5,000    New York City                                         5.13            11/15/2022        5,749
       4,330    New York City                                         5.13            12/01/2022        4,882
       6,000    New York City                                         5.13            12/01/2023        6,757
      10,000    New York City (PRE)                                   5.00             4/01/2024       10,586
         815    New York City (PRE)                                   5.00             8/01/2024          906
       4,425    New York City                                         5.00             8/01/2024        4,914
       5,000    New York City                                         5.25            11/15/2024        5,738
       2,995    New York City (PRE)                                   5.00             2/01/2025        3,374
       2,005    New York City                                         5.00             2/01/2025        2,235
       3,500    New York City Transitional Finance Auth.              5.00             1/15/2022        4,005
      25,000    New York City Transitional Finance Auth.              5.00             5/01/2026       28,757
         575    Newburgh City                                         5.00             6/15/2023          626
       2,250    Niagara Area Dev. Corp.                               4.00            11/01/2024        2,292
       1,585    Rockland County                                       3.50            10/01/2021        1,621
       1,190    Rockland County                                       3.63            10/01/2022        1,217
       1,560    Rockland County                                       3.63            10/01/2023        1,590
       1,665    Rockland County                                       3.63            10/01/2024        1,691
         790    Saratoga County Capital Resource Corp.                5.00            12/01/2028          915
       1,500    Suffolk County EDC                                    5.00             7/01/2028        1,659
       1,000    Suffolk County IDA                                    5.00            11/01/2015        1,032
       1,350    Westchester County Local Dev. Corp.                   5.00             1/01/2028        1,470
       2,600    Yonkers (INS)                                         5.00            10/01/2023        2,969
                                                                                                   ----------
                                                                                                      236,134
                                                                                                   ----------
                NORTH CAROLINA (0.8%)

       3,000    Eastern Municipal Power Agency                        5.00             1/01/2024        3,350
       5,000    Eastern Municipal Power Agency                        5.00             1/01/2026        5,678
       4,805    Medical Care Commission                               6.38             7/01/2026        5,686
       5,500    Medical Care Commission                               5.00             7/01/2027        5,779
       2,000    Municipal Power Agency No. 1                          5.25             1/01/2020        2,216
       3,600    Turnpike Auth. (INS)                                  5.00             1/01/2022        3,976
       3,330    Turnpike Auth. (INS)                                  5.13             1/01/2024        3,678
                                                                                                   ----------
                                                                                                       30,363
                                                                                                   ----------
                NORTH DAKOTA (0.3%)

       1,000    Grand Forks (INS)                                     5.00            12/15/2022        1,044

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$     11,085    Grand Forks City Health Care System                   5.00%           12/01/2029   $   12,020
                                                                                                   ----------
                                                                                                       13,064
                                                                                                   ----------
                OHIO (1.9%)

       9,000    Air Quality Dev. Auth.                                5.70             8/01/2020       10,441
       3,000    American Municipal Power, Inc.                        5.00             2/15/2021        3,421
       2,760    American Municipal Power, Inc.                        5.00             2/15/2022        3,144
       7,165    Buckeye Tobacco Settlement Financing Auth.            5.13             6/01/2024        6,060
       2,000    Cleveland Airport System                              5.00             1/01/2030        2,191
       1,000    Cleveland Airport System                              5.00             1/01/2031        1,091
       2,805    Dayton City School District                           5.00            11/01/2028        3,463
       3,655    Dayton City School District                           5.00            11/01/2029        4,532
       3,160    Dayton City School District                           5.00            11/01/2030        3,918
       2,000    Dayton City School District                           5.00            11/01/2031        2,482
       1,845    Fairview Park City (INS) (PRE)                        4.13            12/01/2020        1,912
         555    Fairview Park City (INS)                              4.13            12/01/2020          573
      10,000    Hamilton City (INS)                                   4.65            10/15/2022       10,372
       4,365    Hamilton County                                       4.30(a)         12/01/2025        3,090
       9,000    Hancock County Hospital Facilities                    6.50            12/01/2030       10,890
       1,750    Miami County                                          5.25             5/15/2021        1,845
       2,000    Miami County                                          5.25             5/15/2026        2,098
       2,000    Turnpike and Infrastructure Commission                5.25             2/15/2029        2,369
                                                                                                   ----------
                                                                                                       73,892
                                                                                                   ----------
                OKLAHOMA (1.1%)

       5,360    Cherokee Nation (INS) (e)                             4.60            12/01/2021        5,527
       4,210    Chickasaw Nation (e)                                  5.38            12/01/2017        4,470
       5,000    Chickasaw Nation (e)                                  6.00            12/01/2025        5,652
       2,020    Comanche County Hospital Auth.                        5.00             7/01/2021        2,136
       3,895    Comanche County Hospital Auth. (INS)                  5.25             7/01/2022        3,940
       3,000    Comanche County Hospital Auth. (INS)                  5.25             7/01/2023        3,033
       1,400    Norman Regional Hospital Auth.                        5.50             9/01/2024        1,466
      13,100    Norman Regional Hospital Auth.                        5.00             9/01/2027       13,674
                                                                                                   ----------
                                                                                                       39,898
                                                                                                   ----------
                OREGON (0.1%)

       1,000    Washington, Yamhill and Multnomah Counties
                    Hillsboro School District No. 1J (INS)
                    (PRE)                                             4.58(a)          6/15/2025          683
       5,900    Washington, Yamhill and Multnomah Counties
                    Hillsboro School District No. 1J (INS)
                    (PRE)                                             4.59(a)          6/15/2026        3,849
                                                                                                   ----------
                                                                                                        4,532
                                                                                                   ----------
                PENNSYLVANIA (1.8%)

       1,410    Allegheny County Higher Education Building
                      Auth.                                           5.13            3/01/2025         1,602
       1,000    Allegheny County IDA                                  5.00            9/01/2021         1,020
       1,220    Allegheny County IDA                                  5.10            9/01/2026         1,235
       5,000    Beaver County IDA                                     2.15            3/01/2017         5,033
       3,000    Bethlehem Auth. (INS)                                 5.00           11/15/2030         3,392
       1,000    Chester County IDA                                    5.00           10/01/2034         1,071
       6,500    Cumberland County Municipal Auth.                     4.00           12/01/2026         6,595
       1,000    Delaware County Auth.                                 5.00           10/01/2025         1,075
       2,720    Delaware River Port Auth.                             5.00            1/01/2025         3,131
      13,000    Economic Dev. Financing Auth.                         4.00           10/01/2023        13,869
       1,730    Higher Educational Facilities Auth.                   5.25            7/15/2025         1,995
       2,020    Higher Educational Facilities Auth.                   5.25            7/15/2026         2,316
       2,125    Higher Educational Facilities Auth.                   5.25            7/15/2027         2,421
       2,245    Higher Educational Facilities Auth.                   5.25            7/15/2028         2,549
       2,415    Higher Educational Facilities Auth.                   5.00            7/15/2030         2,675
       1,625    Higher Educational Facilities Auth.                   5.00            7/01/2032         1,781
        >

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      1,965    Higher Educational Facilities Auth.                   5.25%            7/15/2033   $    2,192
       1,615    Lancaster County Hospital Auth.                       5.00            11/01/2026        1,696
       1,200    Montgomery County IDA                                 5.00            11/15/2023        1,337
       2,750    Montgomery County IDA                                 5.00            11/15/2024        3,046
       1,250    Public School Building Auth.                          5.00             4/01/2023        1,452
       1,500    State Turnpike Commission                             5.00            12/01/2032        1,723
       4,345    State Turnpike Commission                             5.00            12/01/2033        4,967
                                                                                                   ----------
                                                                                                       68,173
                                                                                                   ----------
                PUERTO RICO (0.4%)

      14,000    Government Dev. Bank (INS)                            4.75            12/01/2015       14,049
       2,600    Industrial, Tourist, Educational, Medical and
                      Environmental Control Facilities Financing
                      Auth.                                           5.00             4/01/2027        2,250
                                                                                                   ----------
                                                                                                       16,299
                                                                                                   ----------
                RHODE ISLAND (0.3%)

         400    Health and Educational Building Corp. (INS)           5.50             5/15/2016          402
       5,500    Health and Educational Building Corp. (INS)           5.00             5/15/2026        5,683
       2,000    Health and Educational Building Corp.                 6.00             9/01/2033        2,256
       3,640    Housing and Mortgage Finance Corp.                    4.65            10/01/2026        3,653
                                                                                                   ----------
                                                                                                       11,994
                                                                                                   ----------
                SOUTH CAROLINA (1.0%)

       5,870    Association of Governmental Organizations
                     Educational Facilities Corp. (INS)               4.75            12/01/2026        6,055
       6,325    Association of Governmental Organizations
                     Educational Facilities Corp. (INS)               4.75            12/01/2026        6,487
       5,000    Lexington County Health Services District, Inc.       5.00            11/01/2024        5,514
       7,335    Lexington County Health Services District, Inc.       5.00            11/01/2026        8,071
       7,200    Piedmont Municipal Power Agency (INS)                 5.00             1/01/2028        8,070
       2,700    Piedmont Municipal Power Agency (INS)                 5.00             1/01/2028        3,026
                                                                                                   ----------
                                                                                                       37,223
                                                                                                   ----------
                SOUTH DAKOTA (0.1%)

       1,700    Health and Educational Facilities Auth.               5.00            11/01/2024        1,905
                                                                                                   ----------
                TENNESSEE (0.7%)

       7,000    Jackson                                               5.25             4/01/2023        7,668
       2,125    Johnson City Health and Educational Facilities
                     Board                                            5.25             7/01/2026        2,218
       1,000    Nashville and Davidson County Health and
                     Educational Facilities Board (INS)               5.10             8/01/2019        1,001
      14,750    Sullivan County Health, Educational and
                     Housing Facilities Board                         5.25             9/01/2026       15,528
                                                                                                   ----------
                                                                                                       26,415
                                                                                                   ----------
                TEXAS (10.6%)

       2,300    Austin (INS)                                          5.00            11/15/2024        2,394
       5,610    Austin Utility Systems (INS)                          5.15(a)          5/15/2017        5,473
       3,030    Bastrop ISD (NBGA)                                    5.55(a)          2/15/2015        3,030
       3,055    Bastrop ISD (NBGA)                                    5.60(a)          2/15/2016        3,043
       3,155    Bastrop ISD (NBGA)                                    5.60(a)          2/15/2017        3,110
       3,935    Bexar County Health Facilities Dev. Corp.             5.00             7/01/2027        4,048
       4,240    Boerne ISD (NBGA)                                     3.66(a)          2/01/2026        2,958
       2,680    Central Regional Mobility Auth. (INS) (PRE)           4.55             1/01/2020        2,893
       3,445    Central Regional Mobility Auth. (INS) (PRE)           4.60             1/01/2021        3,722
         700    Central Regional Mobility Auth.                       5.00             1/01/2021          784
         500    Central Regional Mobility Auth.                       5.00             1/01/2022          561
         885    Central Regional Mobility Auth.                       5.90(a)          1/01/2022          689

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$        500    Central Regional Mobility Auth.                       5.00%            1/01/2023   $      565
       7,000    Central Regional Mobility Auth.                       6.25(a)          1/01/2024        4,940
       2,500    Central Regional Mobility Auth.                       5.75             1/01/2025        2,815
       2,535    Central Regional Mobility Auth.                       6.50(a)          1/01/2026        1,622
       3,500    Central Regional Mobility Auth.                       5.00             1/01/2033        3,810
       2,600    Conroe ISD (NBGA) (PRE)                               5.00             2/15/2023        2,616
       3,100    Conroe ISD (NBGA) (PRE)                               5.00             2/15/2024        3,119
       2,000    Dallas/Fort Worth International Airport               5.25            11/01/2028        2,389
       7,500    Dallas/Fort Worth International Airport               5.25            11/01/2029        8,906
       1,000    Decatur Hospital Auth.                                5.25             9/01/2029        1,089
       1,000    Decatur Hospital Auth.                                5.00             9/01/2034        1,056
      13,745    Denton ISD (NBGA)                                     5.03(a)          8/15/2023        9,563
      16,500    Denton ISD (NBGA)                                     5.06(a)          8/15/2024       10,893
       3,715    Ennis ISD (NBGA)                                      4.58(a)          8/15/2025        2,384
       3,720    Ennis ISD (NBGA)                                      4.60(a)          8/15/2026        2,272
       4,710    Harris County Cultural Education Facilities
                      Finance Corp.                                   5.00            12/01/2027        5,466
       1,400    Harris County Cultural Education Facilities
                      Finance Corp.                                   5.00             6/01/2028        1,547
      40,000    Harris County IDC                                     5.00             2/01/2023       44,432
       1,895    Hidalgo County Health Services Corp.                  4.75             8/15/2017        1,897
         350    Hidalgo County Health Services Corp.                  5.00             8/15/2019          351
       3,805    Hidalgo County Health Services Corp.                  5.00             8/15/2022        3,920
       1,785    Hidalgo County Health Services Corp.                  5.00             8/15/2026        1,853
       4,000    Houston Airport System                                5.00             7/01/2024        4,475
       7,000    Houston Airport System                                5.00             7/01/2025        7,821
       2,300    Houston Convention & Entertainment Facilities
                     Department                                       5.00             9/01/2029        2,697
       1,000    Houston Convention & Entertainment Facilities
                     Department                                       5.00             9/01/2030        1,164
       3,850    Houston Higher Education Finance Corp.                5.25             9/01/2031        4,345
       4,075    Houston Higher Education Finance Corp.                5.25             9/01/2032        4,573
       3,635    Houston ISD Public Facility Corp. (INS)               5.35(a)          9/15/2015        3,624
       4,955    Houston ISD Public Facility Corp. (INS)               5.35(a)          9/15/2015        4,939
       6,955    Houston ISD Public Facility Corp. (INS)               5.38(a)          9/15/2016        6,848
       2,635    Houston ISD Public Facility Corp. (INS)               5.38(a)          9/15/2016        2,595
       3,885    Houston ISD Public Facility Corp. (INS)               5.40(a)          9/15/2017        3,754
       4,000    Karnes County Hospital District                       5.00             2/01/2029        4,353
       4,000    Karnes County Hospital District                       5.00             2/01/2034        4,315
         105    La Porte ISD (INS) (PRE)                              5.00             2/15/2022          106
       1,490    La Porte ISD (INS) (PRE)                              5.00             2/15/2022        1,499
         225    La Porte ISD (INS) (PRE)                              5.00             2/15/2024          226
       3,310    La Porte ISD (INS) (PRE)                              5.00             2/15/2024        3,330
       1,655    Lewisville (INS)                                      5.38             9/01/2015        1,659
       4,555    Lower Colorado River Auth. (INS)                      4.38             5/15/2025        4,777
       2,000    Lower Colorado River Auth. (INS)                      4.38             5/15/2026        2,097
       1,245    Marlin ISD Public Facility Corp., acquired
                       7/22/1998; cost $1,265 (b)                     5.85             2/15/2018        1,254
       3,425    Mesquite Health Facilities Dev. Corp.                 5.50             2/15/2025        3,481
       2,040    Midlothian Dev. Auth. (INS)                           5.00            11/15/2018        2,107
       2,235    Midlothian Dev. Auth. (INS)                           5.00            11/15/2021        2,281
       1,695    Midlothian Dev. Auth. (INS)                           5.00            11/15/2026        1,722
       2,165    Midlothian Dev. Auth.                                 5.13            11/15/2026        2,196
       2,155    New Braunfels ISD (NBGA)                              3.04(a)          2/01/2023        1,759
       2,190    North Texas Tollway Auth. (PRE)                       6.00             1/01/2023        2,522
         310    North Texas Tollway Auth.                             6.00             1/01/2023          351
      15,000    North Texas Tollway Auth.                             6.00             1/01/2025       17,405
       1,500    North Texas Tollway Auth.                             5.00             1/01/2031        1,712
       1,220    Nueces River Auth. (INS)                              5.00             7/15/2023        1,250
       1,530    Nueces River Auth. (INS)                              5.00             7/15/2024        1,568
       2,965    Plano ISD (NBGA)                                      4.50             2/15/2023        3,091
       2,000    Red River Education Finance Corp.                     4.38             3/15/2025        2,088
       3,000    Red River Education Finance Corp.                     4.38             3/15/2026        3,129
       8,395    Rockwall ISD (NBGA)                                   5.14(a)          2/15/2022        6,141
       9,205    Sabine River Auth. (INS)                              4.95             3/01/2018        9,926

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      2,000    San Leanna Education Facilities Corp.                 5.00%            6/01/2018   $    2,145
       1,965    San Leanna Education Facilities Corp.                 5.13             6/01/2023        2,068
       1,000    San Leanna Education Facilities Corp.                 5.13             6/01/2024        1,049
       1,545    San Leanna Education Facilities Corp.                 5.13             6/01/2025        1,616
       5,200    Schertz-Cibolo-Universal City ISD (NBGA)
                      (PRE)                                           4.86(a)          2/01/2023        3,541
       3,320    State                                                 5.00             8/01/2016        3,344
       3,750    Tarrant County Cultural Education Facilities
                      Finance Corp.                                   5.25            11/15/2022        4,075
       1,100    Tarrant County Cultural Education Facilities
                      Finance Corp.                                   6.00            11/15/2026        1,167
       8,300    Tarrant County Cultural Education Facilities
                      Finance Corp.                                   5.13             5/15/2027        8,444
       5,000    Tarrant Regional Water District (INS)                 4.38             3/01/2021        5,213
       4,510    Transportation Commission (PRE)                       4.38             4/01/2025        4,739
       2,490    Transportation Commission                             4.38             4/01/2025        2,605
      13,000    Transportation Commission (PRE)                       4.50             4/01/2026       14,128
       7,170    Tyler Health Facilities Dev. Corp.                    5.25            11/01/2019        7,820
       7,945    Tyler Health Facilities Dev. Corp.                    5.25            11/01/2021        8,599
       3,360    Tyler Health Facilities Dev. Corp.                    5.25            11/01/2022        3,622
       3,800    Tyler Health Facilities Dev. Corp.                    5.25            11/01/2023        4,078
       8,745    Tyler Health Facilities Dev. Corp.                    5.25             7/01/2026        9,171
      10,000    Tyler Health Facilities Dev. Corp.                    5.50             7/01/2027       11,246
       7,875    Univ. of Texas System (PRE)                           4.25             8/15/2025        8,476
       2,125    Univ. of Texas System                                 4.25             8/15/2025        2,273
       1,795    Weatherford ISD (NBGA)                                4.73(a)          2/15/2023        1,281
       1,795    Weatherford ISD (NBGA)                                4.77(a)          2/15/2024        1,218
       5,970    Williamson County (INS)                               5.13             2/15/2022        6,520
       1,690    Wylie ISD (NBGA)                                      5.10(a)          8/15/2015        1,688
                                                                                                   ----------
                                                                                                      403,516
                                                                                                   ----------
                UTAH (0.2%)

      18,337    Jordanelle Special Service District, acquired
                     6/18/2009; cost $18,337 (b),(e),(f)              4.44             8/01/2030        9,168
                                                                                                   ----------
                VERMONT (0.3%)

       9,000    EDA                                                   5.00            12/15/2020       10,459
                                                                                                   ----------
                VIRGINIA (0.9%)

       1,750    Albemarle County IDA                                  5.00             1/01/2024        1,791
       2,290    College Building Auth.                                5.00             6/01/2021        2,368
      11,280    College Building Auth.                                5.00             6/01/2026       11,549
      14,924    Farms of New Kent Community Dev. Auth.,
                     acquired 9/08/2006-10/04/2007; cost
                     $14,395 (b),(f),(g)                              5.13             3/01/2036        7,462
      10,000    Roanoke County EDA                                    5.00             7/01/2025       11,291
       1,000    Small Business Financing Auth.                        5.13             9/01/2022        1,063
                                                                                                   ----------
                                                                                                       35,524
                                                                                                   ----------
                WASHINGTON (0.1%)

       5,000    Tobacco Settlement Auth.                              5.25             6/01/2031        5,541
                                                                                                   ----------
                WISCONSIN (0.6%)

       8,300    Health and Educational Facilities Auth.               5.13             2/15/2026        8,670
       1,500    Health and Educational Facilities Auth.               5.00             8/15/2026        1,726
       2,000    Health and Educational Facilities Auth.               5.00             7/15/2028        2,212
       1,935    Health and Educational Facilities Auth.               5.00             8/15/2029        2,205
       5,000    Health and Educational Facilities Auth.               5.13             4/15/2031        5,653
       3,920    Sheboygan (INS)                                       5.00             9/01/2015        4,040
                                                                                                   ----------
                                                                                                       24,506
                                                                                                   ----------
                Total Fixed-Rate Instruments (cost: $2,912,792)                                     3,104,028
                                                                                                   ----------

===============================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

===============================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                PUT BONDS (8.2%)

                ARIZONA (1.2%)

$     16,000    Health Facilities Auth.                               1.89%(h)         2/01/2048   $   16,469
      30,000    Health Facilities Auth.                               1.89(h)          2/01/2048       30,724
                                                                                                   ----------
                                                                                                       47,193
                                                                                                   ----------
                CALIFORNIA (0.7%)

      10,000    Bay Area Toll Auth.                                   0.94(h)          4/01/2045       10,026
      17,000    Bay Area Toll Auth.                                   1.14(h)          4/01/2045       17,348
                                                                                                   ----------
                                                                                                       27,374
                                                                                                   ----------
                FLORIDA (0.7%)

       7,375    Miami-Dade County IDA                                 4.00            10/01/2018        7,444
      16,000    Putnam County Dev. Auth. (INS)                        5.35             3/15/2042       18,067
                                                                                                   ----------
                                                                                                       25,511
                                                                                                   ----------
                ILLINOIS (0.3%)

       5,000    Chicago Board of Education                            0.87(h)          3/01/2036        4,859
       7,500    Educational Facilities Auth.                          4.75            11/01/2036        8,020
                                                                                                   ----------
                                                                                                       12,879
                                                                                                   ----------
                INDIANA (0.1%)

       4,000    Rockport Pollution Control                            1.75             6/01/2025        4,018
                                                                                                   ----------
                LOUISIANA (0.5%)

      16,750    St. Charles Parish                                    4.00            12/01/2040       18,235
                                                                                                   ----------
                MASSACHUSETTS (0.2%)

       6,000    Dev. Finance Agency (PRE)                             5.75            12/01/2042        7,158
                                                                                                   ----------
                MICHIGAN (0.5%)

      15,000    Hospital Finance Auth.                                6.00            12/01/2034       17,213
                                                                                                   ----------
                NEW JERSEY (0.5%)

      20,000    Transportation Trust Fund Auth.                       1.24(h)          6/15/2034       20,012
                                                                                                   ----------
                NEW MEXICO (0.9%)

      10,000    Farmington                                            4.75             6/01/2040       10,726
      20,000    Farmington                                            5.20             6/01/2040       22,525
                                                                                                   ----------
                                                                                                       33,251
                                                                                                   ----------
                NORTH CAROLINA (0.3%)

      10,000    Capital Facilities Finance Agency                     0.30             7/01/2034       10,000
                                                                                                   ----------
                OHIO (1.1%)

       8,000    Air Quality Dev. Auth.                                5.75             6/01/2033        8,464
      30,000    Water Dev. Auth.                                      4.00            12/01/2033       32,093
                                                                                                   ----------
                                                                                                       40,557
                                                                                                   ----------
                PENNSYLVANIA (0.8%)

       8,800    Beaver County IDA                                     2.70             4/01/2035        8,907
      11,000    Berks County Municipal Auth.                          1.54(h)         11/01/2039       11,282
       1,750    Economic Dev. Financing Auth.                         1.75            12/01/2033        1,770

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
$      8,750    Economic Dev. Financing Auth.                         2.55%           11/01/2041   $    8,928
                                                                                                   ----------
                                                                                                       30,887
                                                                                                   ----------
                TEXAS (0.4%)

      14,935    San Antonio Housing Trust Finance Corp.
                     (NBGA)                                           3.50             4/01/2043       15,390
                                                                                                   ----------
                Total Put Bonds (cost: $293,669)                                                      309,678
                                                                                                   ----------
                ADJUSTABLE-RATE NOTES (0.5%)

                NEW JERSEY (0.5%)

      10,000    EDA                                                   1.59             9/01/2027        9,978
      10,000    EDA                                                   1.64             3/01/2028        9,977
                                                                                                   ----------
                                                                                                       19,955
                                                                                                   ----------
                Total Adjustable-Rate Notes (cost: $20,000)                                            19,955
                                                                                                   ----------
                VARIABLE-RATE DEMAND NOTES (8.7%)

                CALIFORNIA (0.8%)

      10,200    Golden State Tobacco Securitization Corp. (INS)
                     (LIQ) (e)                                        0.44             6/01/2045       10,200
      15,230    State (LIQ) (LOC - Dexia Credit Local) (e)            0.24             8/01/2027       15,230
       4,815    Victorville Joint Powers Financing Auth.
                     (LOC - BNP Paribas)                              1.04             5/01/2040        4,815
                                                                                                   ----------
                                                                                                       30,245
                                                                                                   ----------

                CONNECTICUT (0.1%)

       5,000    State (i)                                             0.32             7/01/2017        5,000
                                                                                                   ----------
                IDAHO (0.9%)

      19,885    American Falls Reservoir District                     0.15             2/01/2025       19,885
      13,550    Housing and Finance Association (i)                   0.29             1/01/2038       13,550
                                                                                                   ----------
                                                                                                       33,435
                                                                                                   ----------
                ILLINOIS (0.4%)

      14,100    State Toll Highway Auth. (INS) (LIQ)                  0.23             1/01/2016       14,100
                                                                                                   ----------
                KENTUCKY (0.1%)

       5,000    Economic Dev. Finance Auth. (INS) (LIQ) (e)           0.29             6/01/2016        5,000
                                                                                                   ----------
                LOUISIANA (0.8%)

      30,100    St. James Parish                                      0.22            11/01/2040       30,100
                                                                                                   ----------
                NEW JERSEY (0.6%)

      22,160    EDA (LIQ) (LOC - Dexia Credit Local) (e)              0.23             9/01/2022       22,160
                                                                                                   ----------
                NEW YORK (0.0%)

       1,100    Albany IDA (LOC - RBS Citizens, N.A.)                 0.23             5/01/2035        1,100
                                                                                                   ----------
                OHIO (0.3%)

      10,000    Hamilton County (INS) (LIQ) (e)                       0.19             6/01/2015       10,000
                                                                                                   ----------
                PENNSYLVANIA (1.9%)

      74,290    Emmaus General Auth. (INS) (LIQ)                      0.17            12/01/2028       74,290
                                                                                                   ----------

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                              MARKET
AMOUNT                                                              COUPON                 FINAL        VALUE
(000)           SECURITY                                              RATE              MATURITY        (000)
-------------------------------------------------------------------------------------------------------------
                RHODE ISLAND (0.3%)

$      9,940    Health and Educational Building Corp. (LOC -
                      RBS Citizens, N.A.)                             0.20%            4/01/2036   $    9,940
                                                                                                   ----------

                TEXAS (1.8%)

      19,300    Port of Port Arthur Navigation District               0.20            12/01/2039       19,300
      30,800    Port of Port Arthur Navigation District               0.20            12/01/2039       30,800
      11,590    Port of Port Arthur Navigation District               0.20            12/01/2039       11,590
       2,800    Port of Port Arthur Navigation District               0.20            11/01/2040        2,800
       4,800    Port of Port Arthur Navigation District               0.20            11/01/2040        4,800
                                                                                                   ----------
                                                                                                       69,290
                                                                                                   ----------
                WASHINGTON (0.3%)

      10,000    Health Care Facilities Auth. (LIQ) (e)                0.24             2/01/2019       10,000
                                                                                                   ----------
                WYOMING (0.4%)

      14,200    Gillette                                              0.22             1/01/2018       14,200
                                                                                                   ----------
                Total Variable-Rate Demand Notes (cost: $328,860)                                     328,860
                                                                                                   ----------

                TOTAL INVESTMENTS (COST: $3,555,321)                                               $3,762,521
                                                                                                   ==========

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------

                                      (LEVEL 1)           (LEVEL 2)            (LEVEL 3)
                                    QUOTED PRICES           OTHER             SIGNIFICANT
                                      IN ACTIVE          SIGNIFICANT         UNOBSERVABLE
                                       MARKETS           OBSERVABLE             INPUTS
                                    FOR IDENTICAL          INPUTS
ASSETS                                  ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments              $          --        $   3,104,028       $         --       $   3,104,028
Put Bonds                                      --              309,678                 --             309,678
Adjustable-Rate Notes                          --               19,955                 --              19,955
Variable-Rate Demand Notes                     --              328,860                 --             328,860
-------------------------------------------------------------------------------------------------------------
Total                               $          --        $   3,762,521       $         --       $   3,762,521
-------------------------------------------------------------------------------------------------------------

                                                                   FIXED-RATE INSTRUMENTS
------------------------------------------------------------------------------------------
Balance as of March 31, 2014                                                      $11,515
Purchases                                                                               -
Sales                                                                                   -
Transfers into Level 3                                                                  -
Transfers out of Level 3                                                           11,515
Net realized gain (loss) on investments                                                 -
Change in net unrealized appreciation/depreciation on investments                       -
------------------------------------------------------------------------------------------
Balance as of December 31, 2014                                                        $-
------------------------------------------------------------------------------------------

For the period of April 1, 2014, through December 31, 2014, fixed-rate instruments with fair value of $11,515,000 were transferred from level 3 to level 2. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and adjustable-rate notes which are valued based on methods discussed in Note A1 and variable-rate demand notes which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2014, were $235,128,000 and $27,928,000, respectively, resulting in net unrealized appreciation of $207,200,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,801,994,000 at December 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at December 31, 2014, was $19,288,000, which represented 0.5% of the Fund's net assets.
(c) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(d)     Up to 6.05% of the 7.03% coupon may be PIK.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) At December 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(g) Security was fair valued at December 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,462,000, which represented 0.2% of the Fund's net assets.
(h) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at December 31, 2014.
(i) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

================================================================================

21  | USAA Tax Exempt Intermediate-Term Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended DECEMBER 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    02/24/2015
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    02/26/2015
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2015
         ------------------------------